GENERAL ADMINISTRATION EXPENSES (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GENERAL ADMINISTRATION EXPENSES
Personnel expenses			€ (4,451)	€ (4,344)	€ (4,131)
Legal and consulting fees			(3,391)	(4,567)	(4,401)
External administrative expenses			(2,333)	(1,716)	(965)
Other administrative expenses			(1,229)	(1,165)	(3,042)
Total administrative expenses	€ (8,532)	€ (5,472)	€ (11,404)	€ (11,792)	€ (12,538)